Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of Financial Instruments Measured or Disclosed at Fair Value on a Recurring Basis and Non-Recurring Fair Value Measurements

The following table sets forth the financial instruments measured or disclosed at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2018 and 2019 and non-recurring fair value measurements as of December 31, 2018 and 2019:

	Fair Value Measurements
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gain/ (Losses)
	RMB	RMB	RMB	RMB	US$
Recurring
As of December 31, 2018:
Short-term investments
Available-for-sale debt securities		6,061,832
Prepayment and other assets
Option to purchase equity interests of a listed company			5,866
Accrued expenses and other liabilities
Contingent consideration liability			11,081
Convertible senior notes		4,922,514

As of December 31, 2019:
Short-term investments
Available-for-sale debt securities		890,459
Held-to-maturity debt securities		3,688,854
Long-term investments
Available-for-sale debt security			10,259
Held-to-maturity debt securities		490,799
Prepayment and other assets
Option to purchase equity interests of a listed company			14
Convertible senior notes		14,142,006

Non-recurring
As of December 31, 2018:
Equity investments at fair value without readily determinable fair value			356,839	189,639

As of December 31, 2019:
Long-term investments			—	(169,374)	(24,329)
Intangible assets, net			72,302	(99,096)	(14,234)
Equity investments at fair value without readily determinable fair value			44,198	7,024	1,009

Schedule of Reconciliation Of Assets And Liabilities Measured At Fair Value On Recurring Basis Using Significant Unobservable Inputs

The following table presents a reconciliation of the assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2019:

	Option to purchase equity interests of a listed company	Contingent consideration liability
	RMB	RMB
Balance as of December 31, 2018	5,866	11,081
Recognized during the year	—	—
Unrealized loss	(5,852)	141
Settled or transferred out	—	(11,222)
Balance as of December 31, 2019	14	—
Balance as of December 31, 2019 in US$	2	—